Reconciliation of Income Tax Expense to Amount Computed by Applying Current Statutory Tax Rate to Loss Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
(Loss) income before income taxes	$ 3,944	$ (9,534)	$ (13,158)
PRC tax rate	25.00%	25.00%	25.00%
Tax loss (income tax expense) at PRC tax rate on income before income tax	$ (986)	$ 2,383	$ 3,289
Effect of difference between Hong Kong and PRC tax rates applied to Hong Kong income	(208)	(130)	(478)
Change in valuation allowance	(1,743)	1,417	3,393
Reversal of tax loss cannot be recoverable in future	(950)	(1,664)
Non-deductible and non-taxable items	3,118	(2,893)	(6,335)
Loss from discontinued operations and others	769	887	131
Income tax (expense) credit	$ 0	$ 0	$ 0